Note 32 - Investments in Subsidiaries	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]

32  Investments in subsidiaries

The consolidated financial statements include the Group and its controlled subsidiaries in accordance with IFRS 10. Investments in subsidiaries are eliminated upon consolidation.

As of December 31, 2025, BMC1, a Cayman Islands entity and a subsidiary of the Group, and its subsidiaries had a non-controlling interest representing 3.9% of total equity. This non-controlling interest was fully comprised of the vested portion of equity awards held by senior management.

As of December 31, 2024 , BMC1 and its subsidiaries had a non-controlling interest representing 0.8% of total equity. This non-controlling interest was fully comprised of the vested portion of equity awards held by senior management. Additionally, as of December 31, 2024, Bullish Global, a Cayman Islands entity and a subsidiary of the Group, and BMC1, had a non-controlling interest representing 0.2 % of total equity.  This non-controlling interest was fully comprised of shares held pursuant to the exercise of options granted to a service provider.

As of December 31, 2023, BMC1  and its subsidiaries had a non-controlling interest representing 0.4% of total equity. This non-controlling interest was fully comprised of the vested portion of equity awards held by senior management.

Because Bullish Global is the Group’s operating company and is fully held by BMC1 and the Group, the Group’s consolidated financial statements reflect the financial position, results of operations, and cash flows of both BMC1 and Bullish Global, except as otherwise noted below.

Consolidated statements of profit or loss and other comprehensive income (loss)

The Group’s consolidated statements of profit or loss and other comprehensive income (loss), directly reflect the total revenues, expenses, and net income (loss) of BMC1 and Bullish Global, respectively, for the years ended December 31, 2025, 2024, and 2023, respectively.

No dividends were paid to non-controlling interests during the years ended December 31, 2025, December 31, 2024, or December 31, 2023.

Consolidated balance sheets

The Group's consolidated balance sheets reflect the total assets, liabilities, and equity  of BMC1 and Bullish Global, respectively, as of December 31, 2025 as follows:

●	Total Assets: Consolidated total assets reflect the total assets of BMC1 and Bullish Global, respectively.
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Total Liabilities: Consolidated total liabilities are $1.2 billion lower than the total liabilities of BMC1 and Bullish Global, respectively, to reflect the receipt of IPO proceeds by the Group and subsequent intercompany loan to Bullish Global.

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Total Equity: Consolidated total equity is $1.2 billion higher than the total equity of BMC1 and Bullish Global, respectively, to reflect the receipt of IPO proceeds by the Group and subsequent intercompany loan to Bullish Global.

The Group’s consolidated balance sheets reflect total assets, liabilities, and equity of BMC1 and Bullish Global, respectively for the year ended December 31, 2024.

Consolidated statements of cash flows

Total operating, investing, and financing cash flows as presented in the Group’s consolidated statements of cash flows directly reflects the total operating, investing, and financing cash flows of BMC1 and Bullish Global, respectively, for the years ended December 31, 2025, 2024, and 2023.